Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Components of Inventory [Table Text Block]	Inventories consist of the following:

	December 31,
(In millions)	2015	2014
NGLs	$3	$—
Line fill	5	—
Spare parts, materials and supplies	43	15
Total inventories	$51	$15